Proposed Public Offering	Feb. 25, 2026
Proposed Public Offering [Abstract]
Proposed Public Offering	Note 3 — Proposed Public Offering Pursuant to the Proposed Public Offering, the Company intends to offer for sale 7,500,000 Public Shares at a price of $10.00 per Public Share.